Segment disclosure (Tables)	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Summary of Revenue Information Relating to Geographic Locations

The Company conducts business globally. Revenue information relating to the geographic locations in which the Company sells products is as follows.

	Year ended March 31,
	2013	2012	2011
Revenue
United States	$329,427	$432,659	$497,726
Canada	43,636	54,237	60,669
Europe, Middle East and Africa	166,232	183,920	175,472
Rest of World	50,075	74,984	56,188

	$589,370	$745,800	$790,055